Disclosure of carrying amounts of assets and liabilities (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Current Assets
Cash	$ 47,555	$ 55,064	$ 1,957
Current assets	196,281	203,214
Property, plant and equipment	219,046	98,639
Assets classified as held for sale		1,215
Current liabilities
Accounts payable and accrued liabilities	$ 40,355	10,764
Trauma Healing Centers [Member]
Current Assets
Cash		102
Accounts receivable		88
Other current assets		9
Current assets		199
Property, plant and equipment		89
Goodwill		927
Assets classified as held for sale		1,215
Current liabilities
Accounts payable and accrued liabilities		$ 65